Non-ControllingInterest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2018
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Non-ControllingInterest in Consolidated Subsidiaries

Note 21. Non-Controlling Interest in Consolidated Subsidiaries

An analysis of Coca-Cola FEMSA’s non-controlling interest in its consolidated subsidiaries for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018		2017		2016
Mexico	Ps.	5,700	Ps.	5,994	Ps.	5,879
Colombia		21		23		22
Brazil		1,085		1,224		1,195
Philippines		—		10,900		—

	Ps.	6,806	Ps.	18,141	Ps.	7,096

Non-controlling interests in Mexico primarily represent the individual results of a Mexican holding company Kristine Oversease, S.A.P.I. de C.V. This entity also has non-controlling stakes in certain Brazilian subsidiaries.

As disclosed in Note 4.1.3, commencing on February 1, 2017, the Company started consolidating CCFPI’s financial results in its financial statements.

As disclosed in Note 5, since its designation as discontinued operation, the Asia segment is no longer reported as a separate segment in Note 26. The sale was completed on December 13, 2018 and the related non- controlling interest was eliminated.

The changes in the Coca-Cola FEMSA’s non-controlling interest were as follows:

	2018		2017		2016
Balance at beginning of the period	Ps.	18,141	Ps.	7,096	Ps.	3,986
Effects of business combination		—		11,072		—
Net income of non-controlling interest		1,159		1,148		457
Exchange differences on translation of foreign operations		(1,338)		(1,138)		1,845
Re-measurements of the net defined employee benefit liability		37		38		—
Valuation of the effective portion of derivative financial instruments, net of taxes		(41)		(74)		51
Increase in shares of non-controlling interest		—		—		826
Dividends paid		—		(1)		(69)
Accounting standard adoption effects (see Note 2.4)		(12)		—		—
Philippines deconsolidation		(11,140)		—		—

Balance at end of the period	Ps.	6,806	Ps.	18,141	Ps.	7,096